Warrants - Schedule of Assumptions to Estimate the Warrants Issued at the Fund-Raising (Details) - Warrants [Member]		Dec. 31, 2025	Dec. 31, 2024
Schedule of Assumptions to Estimate the Warrants Issued at the Fund-Raising [Line Items]
Risk-free interest rate	[1]	3.60%	4.36%
Expected volatility	[2]	108.11%	95.95%
Expected life (in years)	[3]	3.62	4.62
Dividend yield		0.00%	0.00%

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.
[3]	Expected life - the expected life was based on the expiration date of the warrants.